UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2013

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO OF SOUTH DAKOTA
Address:    5032 SOUTH BUR OAK PL, SUITE 131
            SIOUX FALLS, SD 57108


13F File Number: 28-06751

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JOHN LEPLEY
Title: COMPLIANCE OFFICER
Phone: 515 245 2459
Signature, Place, and Date of Signing:

1    DES MOINES, IA    04/24/2013

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           27
Form 13F Information Table Value Total:           $ 119,571

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AMERICA'S CAR-MART INC           COM          03062T105       210     4500 SH        SOLE             4500
  ANCHOR                           COM          032838104      1599   101502 SH        SOLE             101502
  ASHFORD HOSPITALITY              COM          044103109       235    19000 SH        SOLE             19000
  BBCN BANCORP                     COM          073295107      2222   170122 SH        SOLE                               170122
  BELDEN                           COM          077454106       201     3900 SH        SOLE             3900
  CAMBREX CORP                     COM          132011107       187    14652 SH        SOLE             14652
  COMMERCIAL VEHICLE GROUP         COM          202608105       141    18100 SH        SOLE             18100
  DARLING                          COM          237266101       189    10500 SH        SOLE             10500
  GRIFFON                          COM          398433102       147    12300 SH        SOLE             12300
  GROUP 1 AUTOMOTIVE               COM          398905109       243     4052 SH        SOLE             4052
  JP MORGAN                        COM          46625H100        40      850 SH        SOLE             810
                                                                                       SOLE                               40
  JP MORGAN                        COM          46625H100      1097    23122 SH        OTHER                              23122
  JARDEN                           COM          471109108       219     5100 SH        SOLE             5100
  MANITOWOC CO INC                 COM          563571108       251    12200 SH        SOLE             12200
  MEADOWBROOK                      COM          58319P108        85    12100 SH        SOLE             12100
  NCR CORPORATION                  COM          62886E108       247     8952 SH        SOLE             8952
  NEWMARKET                        COM          651587107       221      852 SH        SOLE             852
  TTM TECHNOLOGIES INC             COM          87305R109       134    17574 SH        SOLE             17574
  WAL-MART                         COM          931142103       752    10050 SH        SOLE             10000
                                                                                       SOLE                               50
  ZEP                              COM          98944B108       173    11500 SH        SOLE             11500
  MONA VIE INC CAPITAL STOCK       COM          CS0002598     12347 12861861 SH        SOLE             12861861
  DAKOTA SUPPLY GROUP              COM          CS9000114     81936   171271 SH        SOLE                               171271
  CARVER MACHINE WORKS             COM          CS9000122      2907    90000 SH        SOLE                               90000
  EQUIPOISE CORPORATION &          COM          CS9000189      3639    92158 SH        SOLE                               92158
  MBW COMPANY CLASS A COMMON STOCK COM          CS9000197      2400   120000 SH        SOLE                               120000
  SHIFT COMMUNICATIONS             COM          CS9000437      1162    20000 SH        SOLE                               20000
  CRAMER & ASSOCIATES              COM          SU0013957      6587    50283 SH        SOLE             50283